Note 8 - Deposits - Principal Maturities of Certificates of Deposit and Individual Retirement Accounts (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 339,093
2023	137,141
2024	71,616
2025	21,398
2026	23,898
Thereafter	13
Time Deposits, Total	$ 593,159